S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 11, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Andrew R. Heyer
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	manager
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	30.00%